UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1.	Reports to Stockholders.

Board of Managers

Separate Account B

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF

ALLSTATE ASSURANCE COMPANY

Casey J. Sylla, Chairman of the Board and President

Anson J. Glacy, Jr., Vice President

Michael J. Velotta, Secretary and General Counsel

Marla G. Friedman, Senior Vice President

John C. Lounds, Senior Vice President

John Kevin McCarthy, Senior Vice President

Steven E. Shebik, Senior Vice President and Chief Financial Officer

James P. Zils, Treasurer

Samuel H. Pilch, Group Vice President and Controller

Karen C. Gardner, Vice President-Tax

Eric A. Simonson, Senior Vice President and Chief Investment Officer

Bruce A. Teichner, Assistant General Counsel and Secretary

Thomas W. Evans, Senior Vice President

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

A separate account of

Allstate Assurance Company

This report and the financial statements attached are submitted solely for the general information of contract owners of Allstate Assurance Company Separate Account B and are not authorized for other use.

Semi-Annual Report

June 30, 2004

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONTRACTS

This semi annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 2004. Comparative figures that related to Separate Account B’s activities during the year of 2004 are provided below.

The accumulation value for Separate Account B increased 3.89% for the first half of 2004 from $13.88 at year-end 2003 to $14.42 on June 30, 2004. During this same period the S&P 500 index increased by a yield adjusted 3.44%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on June 30, 2004 was 190,713 down from 205,266 at year-end 2003. As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners’ equity on June 30, 2004 was $3,438,095 compared to $3,569,949 on December 31, 2003.

The U. S. equity markets drifted down during the first half of the second quarter, as the Federal Reserve and high oil prices weighed on investor’s minds. Terrorist attacks in Iraq and Saudi Arabia affected investor’s confidence by creating uncertainty about the planned turnover to a new Iraqi government by the end of June. After mid May, the U. S. equity markets improved amid new optimism that the U. S. expansion would be able to weather record oil and gasoline prices and less than fear anxieties regarding inflation. The Federal Reserve lifted rates in the second quarter by 0.25% to 1.25%, making the first U. S. Central Bank tightening since December 2001. The May 4 Federal Open Market Committee meeting statement signaled an unwinding of the accommodative monetary policy at a “measured” pace. We still believe your portfolio is positioned properly with leading companies in their respective sectors and will continue to perform well in a slower growth economy.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Allstate Assurance Company
Separate Account B

Allstate Assurance Company Separate Account B

Financial Statements

(Unaudited)

June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2004
ASSETS
Common stocks—at market value (Cost: $2,381,077)	$3,444,859
Cash	5,588
Accrued dividends	2,364

TOTAL ASSETS	3,452,811

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Amounts payable for terminations and variable annuity benefits	11,023
Management fee and other amounts due Allstate Assurance Company	3,693

TOTAL LIABILITIES	14,716

Contract owners’ equity:
Deferred annuity contracts terminable by owners—(accumulation units outstanding: 190,712.605; unit value: $14.422906)	2,750,630
Annuity contracts in pay-out period	687,465

TOTAL CONTRACT OWNERS’ EQUITY	$3,438,095

See notes to financial statements.

STATEMENT OF OPERATIONS

(Unaudited)

Allstate Assurance Company Separate Account B

Six Months Ended June 30, 2004
INVESTMENT LOSS
Income:
Dividends	$20,942

Expenses—Note C:
Investment advisory services	8,782
Mortality and expense assurances	12,294

21,076

NET INVESTMENT LOSS	(134)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS—NOTE A
Net realized loss from investment transactions (excluding short-term securities):
Proceeds from sales	353,146
Cost of investments sold	443,553

Net realized loss	(90,407)

Net unrealized appreciation of investments:
At end of period	1,063,782
At beginning of period	838,137

Increase in net unrealized appreciation of investments	225,645

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	135,238

INCREASE IN CONTRACT OWNERS’ EQUITY FROM INVESTMENT ACTIVITIES	$135,104

Ratio of expenses to total investment income	100.64%

See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

(Unaudited)

Allstate Assurance Company Separate Account B

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
BALANCE AT BEGINNING OF PERIOD	$3,569,949	$2,832,679

FROM INVESTMENT ACTIVITIES:
Net investment loss	(134)	(7,685)
Net realized loss on investments	(90,407)	(72,608)
Increase (Decrease) in net unrealized appreciation of investments	225,645	(1,066,294)

Increase (Decrease) in contract owners’ equity from investment activities	135,104	986,001

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:
Terminations and death benefits (Units terminated):
2004— 14,553.845;
2003— 4,021.295;	(206,656)	(77,393)
Variable annuity benefits paid (Number of units):
2004— 4,275.257;
2003— 5,327.145;	(60,302)	(171,338)

Decrease in contract owners’ equity from variable annuity contract transactions	(266,958)	(248,731)

Net INCREASE (DECREASE) in contract OWNERS’ EQUITY	(131,854)	737,270

BALANCE AT END OF PERIOD	$3,438,095	$3,569,949

See notes to financial statements.

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2004

	Number of Shares	Market Value
COMMON STOCKS
CAPITAL GOODS (16.9%)
Allied Waste Industries, Inc. *	6,000	$79,080
Corning, Inc. *	3,000	39,180
Emerson Electric Company	400	25,420
General Electric Company	3,400	110,16
International Paper Company	600	26,820
Textron, Inc.	1,500	89,025
Tyco International, Ltd.	4,100	135,874
Waste Management, Inc.	2,500	76,625

		582,184
CONSUMER GOODS (16.6%)
Lear Corporation *	1,700	100,283
Lowe’s Companies, Inc.	2,300	120,865
Masco Corporation	3,000	93,540
Newell Rubbermaid, Inc.	2,500	58,750
Office Depot, Inc. *	4,600	82,386
PepsiCo, Inc.	1,300	70,044
Staples, Inc. *	1,500	43,965

		569,833
CONSUMER SERVICES (14.7%)
Cendant Corporation *	3,500	85,680
Comcast Corporation Class A *	3,600	99,396
Time Warner, Inc. *	4,000	70,320
United Rentals, Inc. *	5,000	89,450
Viacom, Inc. Class B *	900	32,148
Wal-Mart Stores, Inc.	1,600	84,416
Walt Disney Company	1,700	43,333

		504,743
ENERGY (7.4%)
Grant Prideco, Inc. *	3,000	55,380
Royal Dutch Petroleum Company	500	25,835
Schlumberger, Ltd.	1,000	63,510
Weatherford International, Inc. *	2,400	107,952

		252,677

See notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2004

	Number of Shares	Market Value
COMMON STOCKS - Continued
FINANCIAL (17.6%)
Affiliated Managers Group, Inc. *	2,250	$113,332
American Express Company	2,700	138,726
American International Group, Inc.	500	35,640
Bank of America Corporation	1,000	84,620
Citigroup, Inc.	1,500	69,750
J.P. Morgan Chase and Company	2,050	79,478
Morgan Stanley	1,000	52,770
Washington Mutual, Inc.	800	30,912

		605,228
HEALTH CARE (3.2%)
Eli Lilly and Company	500	34,955
Johnson & Johnson	764	42,555
Medtronic, Inc.	700	34,104

		111,614
TECHNOLOGY - HARDWARE (6.5%)
Cisco Systems, Inc. *	5,500	130,350
Intel Corporation	3,400	93,840

		224,190
TECHNOLOGY - SOFTWARE & SERVICES (12.0%)
First Data Corporation	2,000	89,040
Microsoft Corporation	4,200	119,952
Oracle Corporation *	4,800	57,264
Yahoo!, Inc. *	4,000	145,320

		411,576

See notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2004

	Number of Shares	Market Value
COMMON STOCKS – Continued
TELECOMMUNICATIONS (5.3%)
Motorola, Inc.	1,200	$21,900
Sanmina-SCI Corporation *	7,496	68,214
Sprint Corporation - FON Group *	1,500	26,400
Vodafone Group, PLC Sponsored ADR	3,000	66,300

		182,814
TOTAL COMMON STOCK (100.2%)		3,444,859

TOTAL INVESTMENTS (100.2%)		3,444,859
CASH AND RECEIVABLES LESS LIABILITIES (-0.2%)		(6,764)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$3,438,095

*	Non-income producing security
ADR	– American Depository Receipt

See notes to financial statements.

SUPPLEMENTARY INFORMATION

(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Six Months Ended June 30, 2004		Year Ended December 31
			2003	2002	2001	2000
Investment income	$0.08		$0.11	$0.11	$0.11	$0.12
Expenses	0.08		0.14	0.15	0.19	0.22

Net investment loss	—		(0.03)	(0.04)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	0.54		3.72	(5.07)	(1.28)	(2.42)

Net increase (decrease) in contract owners’ equity	0.54		3.69	(5.11)	(1.36)	(2.52)
Net contract owners’ equity:
Beginning of period	13.88		10.19	15.30	16.66	19.18

Ratio of expenses to average contract owners’ equity	1.20	% *	1.21%	1.19%	1.21%	1.20%
Ratio of net investment loss to average contract owners’ equity	(0.01	%)*	(0.25%)	(0.34%)	(0.51%)	(0.55%)
Portfolio turnover	2%		0%	1%	12%	1%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of period	190,713		205,266	211,880	238,382	361,853

*	Annualized

See notes to financial statements.

SUPPLEMENTARY INFORMATION - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Year Ended December 31
	1999	1998	1997	1996	1995
Investment income	$0.12	$0.10	$0.10	$0.11	$0.13
Expenses	0.20	0.14	0.12	0.09	0.07

Net investment income (loss)	(0.08)	(0.04)	0.02	0.02	0.06
Net realized and unrealized gain (loss) on investments	4.07	3.85	2.96	1.51	1.44

Net increase (decrease) in contract owners’ equity	3.99	3.81	2.94	1.53	1.50
Net contract owners’ equity:
Beginning of year	11.38	8.44	6.91	5.41	5.65

End of year	$19.18	$15.19	$11.38	$8.44	$6.91

Ratio of expenses to average contract owners’ equity	1.22%	1.07%	1.16%	1.21%	1.21%
Ratio of net investment income (loss) to average contract owners’ equity	(0.51%)	(0.30%)	(0.16%)	0.30%	0.89%
Portfolio turnover	14%	11%	25%	28%	101%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of year	609,502	1,043,607	1,310,831	1,538,926	1,767,394

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2004

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001 UnumProvident Corporation sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Realized and unrealized gains and losses are credited to or charged to contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $1,285,744 and gross unrealized losses of $221,962 at June 30, 2004. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 2004 and the year ended December 31, 2003 is shown below.

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Cost of investments purchased	$85,211	$—

Proceeds from investments sold	$353,146	$329,928

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS - Continued

(Unaudited)

Allstate Assurance Company Separate Account B

June 30, 2004

NOTE B—FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Allstate Assurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately 0.50% and 0.70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

(Unaudited)

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value	End of Month	Accumulation Unit Value
December 1968	1.036279	March 1997	8.468896
December 1969	1.080379	June	10.238554
December 1970	1.030039	September	11.146167
December 1971	1.178612	December	11.384926
December 1972	1.403795	March 1998	12.975484
December 1973	1.126624	June	13.465013
December 1974	0.863269	September	11.758633
December 1975	1.022844	December	15.192155
December 1976	1.156853	March 1999	15.889579
December 1977	1.064425	June	17.218781
December 1978	1.094150	September	15.844714
December 1979	1.219189	December	19.180992
December 1980	1.555258	March 2000	19.749348
December 1981	1.473246	June	19.048870
December 1982	1.812441	September	17.707495
December 1983	2.132092	December	16.659801
December 1984	2.029912	March 2001	14.835643
December 1985	2.480050	June	16.233254
December 1986	2.743444	September	13.226137
December 1987	2.734169	December	15.297123
December 1988	3.087892	March 2002	14.625826
December 1989	3.812606	June	12.053638
December 1990	3.736441	September	9.364676
December 1991	5.036212	December	10.188983
December 1992	5.028547	March 2003	9.728625
December 1993	5.646864	June	11.721042
December 1994	5.410722	September	12.329500
March 1995	5.656995	December	13.879698
June	6.194660	January 2004	14.342099
September	6.505252	February	14.346252
December	6.908158	March	14.120048
March 1996	7.309625	April	13.722748
June	7.593667	May	13.977814
September	7.851947	June	14.422906
December	8.435567

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1994, on the last valuation day of each quarter from March 1995 through December 2003, and on the last valuation day of each month beginning January 2004. The results shown should not be considered as a representation of the results which may be realized in the future.

Item 2.	Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3.	Audit Committee Financial Expert.

The Separate Account has assets of under $4 million. It has an audit committee, but does not have an audit committee financial expert. The Audit Committee of the Separate Account consists of independent directors that control 2/3 of the Board. The Committee receives quarterly reports on the transactions in the Separate Account. Because of the nature of the Separate Account’s business there are no sensitive accounting statements used in preparation of the financial statements of the Separate Account.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The members of the Audit Committee are Henry E. Blaine and H. Grant Law, Jr. Each member of the Audit Committee is “independent” as determined under Rule 10A-3 of the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments. [Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. [Reserved]

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 11.	Exhibits.

The following exhibits are attached to this Form N-CSR:

(a) Code of Ethics that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 10(a)(1).

(b) Certification filed pursuant to Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(c) Certification furnished pursuant Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 30, 2004.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 30, 2004.